Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Apr. 30, 2028 customer	Mar. 31, 2025 customer	Dec. 31, 2021 USD ($) $ / shares agreement	Dec. 31, 2020 USD ($)
Disclosure of changes in accounting estimates [line items]
Interest income on loans and receivables		$ 6,000,000	$ 6,000,000	$ 5,000,000
Amortization expense for agreements with customers		219,000,000	213,000,000	273,000,000
Investments in joint ventures							$ 0	$ 0
Loss from equity financial asset classified at FVOCI		(393,000,000)	0	(216,000,000)
Impairment loss recognised in profit or loss, goodwill		$ 0	0	0
Minimum year of service for retirement benefits		10 years
Minimum age to qualify for benefits (age) | $ / shares							60
Retail products sold at discount during the period		12 months
Distribution costs		$ 26,023,000,000	$ 24,190,000,000	$ 25,068,000,000
Profit sharing computation ratio on income		10.00%
Applicable tax rate		30.00%	30.00%	30.00%
Glass Bottles
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment, useful live		3 years
PET Bottles
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment, useful live		1 year 6 months
Mexico
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements | agreement							4
Brazil
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements | agreement							1
Guatemala
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements | agreement							3
Argentina
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements | agreement							1
Venezuela
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements | agreement							1
Bottler Agreement
Disclosure of changes in accounting estimates [line items]
Intangible assets renewable term		10 years
Forecast
Disclosure of changes in accounting estimates [line items]
Number of contract | customer					2	1
Venezuela
Disclosure of changes in accounting estimates [line items]
Loss from equity financial asset classified at FVOCI		$ 0
Mexico
Disclosure of changes in accounting estimates [line items]
Applicable tax rate		30.00%	30.00%	30.00%
Mexico | Forecast
Disclosure of changes in accounting estimates [line items]
Applicable tax rate	30.00%